Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trade receivables	₩ 3,150,395	₩ 3,054,665
Other receivables	2,708,301	2,625,684
Trade and other receivables, net	5,858,696	5,680,349
Trade receivables	827,146	381,681
Other receivables	354,652	461,314
Trade and other receivables, net	1,181,798	842,995
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	3,451,107	3,422,086
Other receivables	2,787,144	2,700,792
Trade and other receivables, net	6,238,251	6,122,878
Trade receivables	874,860	402,027
Other receivables	382,468	506,061
Trade and other receivables, net	1,257,328	908,088
Provision for impairment [member]
Disclosure of financial assets [line items]
Trade receivables	(291,202)	(357,548)
Other receivables	(78,572)	(74,948)
Trade and other receivables, net	(369,774)	(432,496)
Trade receivables	(4,117)	(2,376)
Other receivables	(5,108)	(18,874)
Trade and other receivables, net	(9,225)	(21,250)
Present value discount [member]
Disclosure of financial assets [line items]
Trade receivables	(9,510)	(9,873)
Other receivables	(271)	(160)
Trade and other receivables, net	(9,781)	(10,033)
Trade receivables	(43,597)	(17,970)
Other receivables	(22,708)	(25,873)
Trade and other receivables, net	₩ (66,305)	₩ (43,843)